Revenue and other income (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Revenue Text Block Abstract
Schedule of revenue and other income
	30 June 2022	30 June 2021	30 June 2020
	A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers	765,193	145,776	2,518,566
Total Revenue from Operating Activities	765,193	145,776	2,518,566

Other Income
Australian R&D tax incentive refund	257,500	356,209	308,225
COVID-19 government assistance	-	161,600	154,904
HJF R&D grant	306,595	74,821	-
MTEC R&D grant	369,045	-	-
Other income	24,585	24,480	10,545
Total Other Income	957,725	617,110	473,674

Other Gains/(Losses) – Net
Net foreign exchange gains/(losses)	247,558	(582,528)	11,335
Net impairment losses	-	(759,765)	-